Derivative Instruments - Gas hedges (Details) - Natural gas swaps $ in Thousands, MMBTU in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) MMBTU	Dec. 31, 2019 USD ($)
Derivative Instruments
Derivative liabilities | $	$ 10,248	$ 32,256
Letters of credit | $	$ 10,248
Notional volume of natural gas derivatives (in MMBTUs)	100.8
2021
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	27.5
2022
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	23.7
2023
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	18.7
2024
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	17.5
2025
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	13.4